Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 25, 2021, the date the financial statements were available to be issued, noting the no items that would impact the accounting for events or transactions in the current period or require additional disclosure.

On April 2, 2021, the Company received a cash investment of $41,000 from an investor to purchase 41,000 shares of the Company’s common stock at $1 per share. The Company has not issued to the investor 41,000 shares of its common stock as of May 25, 2021.

On May 17, 2021, an investor executed stock subscription agreement to purchase 50,000 shares of the Company’s common stock at $1.00 per share. The Company has not received the cash consideration of $50,000 from the investor as of May 25, 2021. The Company has not issued the 50,000 shares of its common stock to the investor as of May 25, 2021.

On May 23, 2021, an investor executed stock subscription agreement to purchase 24,000 shares of the Company’s common stock at $2.00 per share. The Company has not received the cash consideration of $48,000 from the investor as of May 25, 2021. The Company has not issued the 24,000 shares of its common stock to the investor as of May 25, 2021.

Service Agreement with E1G

Since April 1, 2021 to May 25, 2020, the Company has paid to E1G an additional cash consideration of $29,200 as the processing fees to initiate and establish BINs in selected countries.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 25, 2021, the date the financial statements were available to be issued, noting the following items would impact the accounting for events or transactions in the current period or require additional disclosure.

On November 6, 2020, two investors executed stock subscription agreements to purchase 50,000 shares and 200,000 shares of common stock of the Company at $1.00 per share. The Company received the cash consideration of $250,000 from the investors on November 6, 2020. On February 15, 2021, the Company issued the 250,000 shares of common stock to the investors.

On February 12, 2021, the Company received a cash investment of $80,000 from an investor to purchase 80,000 shares of its common stock at $1 per share. The Company issued to the investor 80,000 shares of common stock on March 19, 2021.

On April 2, 2021, the Company received a cash investment of $41,000 from an investor to purchase 41,000 shares of the Company’s common stock at $1 per share. The Company has not issued to the investor 41,000 shares of its common stock as of May 25, 2021.

On May 17, 2021, an investor executed stock subscription agreement to purchase 50,000 shares of the Company’s common stock at $1.00 per share. The Company has not received the cash consideration of $50,000 from the investor as of May 25, 2021. The Company has not issued the 50,000 shares of its common stock to the investor as of May 25, 2021.

On May 23, 2021, an investor executed stock subscription agreement to purchase 24,000 shares of the Company’s common stock at $2.00 per share. The Company has not received the cash consideration of $48,000 from the investor as of May 25, 2021. The Company has not issued the 24,000 shares of its common stock to the investor as of May 25, 2021.

Service Agreement with E1G

Since January 1, 2021 to May 25, 2020, the Company has paid to E1G an additional cash consideration of $89,500 as the processing fees to initiate and establish BINs in selected countries.